Financial Instruments and Risk Management (Impact of Cash Flow Hedges on Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Reclassification of net losses to earnings, net of taxes		$ 1.9	[1]	$ 1.9	[1]	$ 1.7
Treasury Locks [Member]
Balance at Period Start	[2]	(5.9)		(7.8)
Reclassification of net losses to earnings, net of taxes		1.9		1.9
Balance at Period End	[2]	(4.0)		(5.9)		(7.8)
Net unamortized losses at beginning of year, tax effect		2.7		2.7
Reclassification of net losses to earnings, tax effect		0.0		0.0
Net unamortized losses at end of year, tax effect		$ 2.7		$ 2.7		$ 2.7

[1]	Gross amount reclassified to interest expense, and related taxes reclassified to income taxes.
[2]	Amounts above exclude taxes of $2.7 for each period presented, which will be recognized in earnings at the end of the ten-year amortization period.